DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative liability, beginning	$ 4,822,398	$ 4,042,910	$ 5,265,139
Change in derivative liability from conversion of notes payable	(728,143)	622,518	(1,902,897)
Change in derivative liabilities from the Odyssey conversion to a term loan			(6,662,027)
Change in derivative liability - derivative expense	(367,881)	650,071	(3,536,901)
Change in derivative liabilities from new notes payable	477,414	(493,101)
Derivative liability, ending	$ 4,203,788	$ 4,822,398	$ 4,042,910